Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive (loss)/income [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2021		$ 5,018,176	$ 1,690	$ 1,948,884		$ 261,798	$ 447,504	$ 2,253,399	$ 4,913,275	$ 104,901
Balance, shares at May. 31, 2021			1,690,082,150
Vested NES			$ 7	(7)
Vested NES (Shares)			6,884,033
Share-based compensation expenses		132,968		118,487					118,487	14,481
Exercise of share options in East Buy		175								175
Transfer to statutory reserves							316	(316)
Net income/ (loss)		(1,220,276)						(1,187,721)	(1,187,721)	(32,555)
Foreign currency translation adjustment		(118,872)				(119,888)			(119,888)	1,016
Unrealized gain/(loss) on available-for-sale investments, net of tax effect		(12,896)				(12,896)			(12,896)
Loss on sales of restricted shares		(5,751)		(5,751)					(5,751)
Balance at May. 31, 2022		3,793,524	$ 1,697	2,061,613	$ 0	129,014	447,820	1,065,362	3,705,506	88,018
Balance, shares at May. 31, 2022			1,696,966,183		0
Shares repurchase		(191,628)		(191,569)	$ (59)				(191,628)
Shares repurchase, shares	[1]		(59,463,140)		59,463,140
Vested NES			$ 6	(6)
Vested NES (Shares)			5,659,610
Share-based compensation expenses		89,788		69,547					69,547	20,241
Transfer to statutory reserves							16,842	(16,842)
Net income/ (loss)		235,363						177,341	177,341	58,022
Foreign currency translation adjustment		(155,517)				(154,139)			(154,139)	(1,378)
Unrealized gain/(loss) on available-for-sale investments, net of tax effect		(2,279)				(2,279)			(2,279)
Non-controlling interests recognized through business acquisitions (Note 3)		32,659								32,659
Exercise of share options in East Buy		12,878								12,878
Balance at May. 31, 2023		$ 3,814,788	$ 1,703	1,939,585	$ (59)	(27,404)	464,662	1,225,861	3,604,348	210,440
Balance, shares at May. 31, 2023		1,714,218,870	1,643,162,653		59,463,140
Shares repurchase		$ (62,943)		(62,935)	$ (8)				(62,943)
Shares repurchase, shares	[1]		(7,839,430)		7,839,430
Purchase of non-controlling interests (Note 2)		(84,465)		(57,357)					(57,357)	(27,108)
Vested NES			$ 0	(12)	$ 12
Vested NES (Shares)			12,191,640
Share-based compensation expenses		122,458		50,672					50,672	71,786
Transfer to statutory reserves							21,091	(21,091)
Net income/ (loss)		325,218						309,591	309,591	15,627
Foreign currency translation adjustment		(51,130)				(49,534)			(49,534)	(1,596)
Unrealized gain/(loss) on available-for-sale investments, net of tax effect		(18,843)				(18,843)			(18,843)
Exercise of share options in East Buy		3,931								3,931
Balance at May. 31, 2024		$ 4,049,014	$ 1,703	$ 1,869,953	$ (55)	$ (95,781)	$ 485,753	$ 1,514,361	$ 3,775,934	$ 273,080
Balance, shares at May. 31, 2024		1,714,218,870	1,647,514,863		55,110,930

[1]	As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$700 million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2024, the Company repurchased 783,943 ADS on the open market for total consideration of US$62,943. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.